Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2009	$ 19,608,456	$ 200,894	$ 19,809,350	$ 59,798,213	$ 612,188	$ 60,410,401	$ 459,902,047	$ 4,743,000	$ 464,645,047	$ 178,420,459	$ 1,842,646	$ 180,263,105	$ 376,999,886	$ 3,828,384	$ 380,828,270
Balance (in units) at Dec. 31, 2009			1,300,346.582			6,024,411.202			12,241,800.475			9,424,660.496			18,553,669.110
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	2,299,999	23,603	2,323,602	(2,651,894)	(26,941)	(2,678,835)	(2,687,785)	(25,162)	(2,712,947)	19,344,514	203,961	19,548,475	11,593,566	121,949	11,715,515
Redemptions	(2,676,021)	(16,424)	(2,692,445)	(9,641,945)	(67,815)	(9,709,760)	(52,293,020)	(388,220)	(52,681,240)	(20,170,825)	(130,199)	(20,301,024)	(48,948,977)	(338,781)	(49,287,758)
Redemptions (in units)			(164,941.216)			(1,003,837.255)			(1,481,544.764)			(1,072,294.567)			(2,459,504.974)
Balance at Dec. 31, 2010	19,232,434	208,073	19,440,507	47,504,374	517,432	48,021,806	404,921,242	4,329,618	409,250,860	177,594,148	1,916,408	179,510,556	339,644,475	3,611,552	343,256,027
Balance (in units) at Dec. 31, 2010			1,135,405.366			5,020,573.947			10,760,255.711			8,352,365.929			16,094,164.136
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(2,466,376)	(27,912)	(2,494,288)	(4,369,934)	(49,205)	(4,419,139)	(67,138,290)	(719,459)	(67,857,749)	(42,124,253)	(460,818)	(42,585,071)	(24,340,924)	(248,181)	(24,589,105)
Redemptions	(2,877,935)	0	(2,877,935)	(8,738,364)	(49,999)	(8,788,363)	(54,746,671)	(502,032)	(55,248,703)	(19,951,492)	(199,468)	(20,150,960)	(50,356,090)	(399,970)	(50,756,060)
Redemptions (in units)			(186,460.494)			(988,282.545)			(1,601,637.811)			(1,062,599.076)			(2,459,949.357)
Balance at Dec. 31, 2011	13,888,123	180,161	14,068,284	34,396,076	418,228	34,814,304	283,036,281	3,108,127	286,144,408	115,518,403	1,256,122	116,774,525	264,947,461	2,963,401	267,910,862
Balance (in units) at Dec. 31, 2011			948,944.872			4,032,291.402			9,158,617.900			7,289,766.853			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(641,657)	(9,269)	(650,926)	(3,769,861)	(46,569)	(3,816,430)	(25,885,258)	(294,306)	(26,179,564)	(10,517,888)	(129,289)	(10,647,177)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(2,328,654)	0	(2,328,654)	(7,584,688)	(100,001)	(7,684,689)	(63,390,753)	(600,010)	(63,990,763)	(31,767,800)	(300,076)	(32,067,876)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(160,413.040)			(953,365.724)			(2,098,985.408)			(2,090,891.777)			(3,290,451.193)
Balance at Dec. 31, 2012	$ 10,917,812	$ 170,892	$ 11,088,704	$ 23,041,527	$ 271,658	$ 23,313,185	$ 193,760,270	$ 2,213,811	$ 195,974,081	$ 73,232,715	$ 826,757	$ 74,059,472	$ 170,851,495	$ 2,030,895	$ 172,882,390
Balance (in units) at Dec. 31, 2012			788,531.832			3,078,925.678			7,059,632.492			5,198,875.076			10,343,763.586